Gator Capital Long/Short Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS — LONG — 95.92% Shares Fair Value
Banks — 31.62%
Axos Financial, Inc.
(a)
27,000 $ 2,738,070
Banc of California, Inc. 63,000 1,206,450
Bridgewater Bancshares, Inc.
(a)
218 4,465
Capital Bancorp, Inc. 19,915 743,427
Chain Bridge Bancorp, Inc.
(a)
24,782 1,128,572
Commercial Bancgroup , Inc. 29,200 999,808
ConnectOne Bancorp, Inc. 25,566 842,144
Customers Bancorp, Inc.
(a)
33,000 2,596,440
First Citizens BancShares , Inc., Class A 350 765,327
First Financial Bancorp 53,000 1,792,990
First Internet Bancorp 15,008 442,136
FirstSun Capital Bancorp
(a)
20,467 791,664
OFG Bancorp 46,000 2,431,560
OP Bancorp 30,429 474,692
Pathward Financial, Inc. 8,369 738,481
TFS Financial Corp. 100,000 1,841,000
UMB Financial Corp. 18,000 2,623,140
WesBanco , Inc. 23,000 951,740
Western Alliance Bancorp 24,400 1,963,956
25,076,062
Commercial Finance — 2.06%
PROG Holdings, Inc. 37,110 1,633,582
Consumer Finance — 5.21%
Navient Corp. 282,020 2,366,148
SLM Corp. 68,000 1,767,660
4,133,808
Data & Transaction Processors — 8.58%
Block, Inc.
(a)
1,800 146,232
Fiserv, Inc.
(a)
34,000 1,833,960
Global Payments, Inc. 35,800 3,010,064
Visa, Inc., Class A 1,900 695,647
WEX, Inc.
(a)
5,990 1,119,890
6,805,793
Data Processing & Outsourced Services — 2.10%
Fidelity National Information Services, Inc. 37,200 1,665,444
Diversified Banks — 9.11%
Barclays PLC - ADR 63,000 1,732,500
BNP Paribas S.A. - ADR 44,000 2,782,120
Societe Generale S.A. - ADR 145,000 2,715,850
7,230,470
Infrastructure Software — 1.28%
Upstart Holdings, Inc.
(a)
37,000 1,015,280
Institutional Brokerage — 3.22%
Interactive Brokers Group, Inc., Class A 29,000 2,551,710

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS — LONG — 95.92% - continued Shares Fair Value
Insurance Brokers & Services — 1.00%
Kingstone Companies, Inc. 39,591 $ 790,632
Internet Media & Services — 1.40%
Meta Platforms, Inc., Class A 2,000 1,113,420
Life Insurance — 9.63%
Genworth Financial, Inc., Class A
(a)
160,000 1,572,800
Jackson Financial, Inc. 16,852 2,060,663
Primerica, Inc. 6,300 2,015,748
Voya Financial, Inc. 20,000 1,988,600
7,637,811
P&C Insurance — 0.70%
Hippo Holdings, Inc.
(a)
17,700 556,665
Private Equity — 2.90%
The Carlyle Group, Inc. 50,000 2,301,000
Real Estate Services — 4.14%
Compass, Inc., Class A
(a)
287,925 3,279,466
Reinsurance — 2.52%
Fairfax Financial Holdings Ltd. 1,200 2,002,380
Wealth Management — 10.45%
Ameriprise Financial, Inc. 5,300 2,892,952
Raymond James Financial, Inc. 8,400 1,478,232
Stifel Financial Corp. 18,000 1,492,380
UBS Group A.G. 46,000 2,426,040
8,289,604
Total Common Stocks — Long — (Cost $50,993,701) 76,083,127
PREFERRED STOCKS — LONG — 0.75%
Specialty Finance — 0.75%
AG Mortgage Investment Trust, Inc., Series C, 8.00% 14,232 357,223
Federal National Mortgage Association, Series R, 7.63% 30,385 240,649
Total Preferred Stocks — Long — (Cost $381,380) 597,872
MONEY MARKET FUNDS - 3.83%
First American Government Obligations Fund - Class X, 3.58%
(b)
3,038,260 3,038,260
Total Money Market Funds (Cost $3,038,260) 3,038,260
Total Investments — 100.50% (Cost $54,413,341) 79,719,259
Liabilities in Excess of Other Assets — (0.50)% (400,344)
NET ASSETS — 100.00% $ 79,318,915
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2026.
ADR - American Depositary Receipt

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2026 (Unaudited)
COMMON STOCKS — SHORT — (27.50)% Shares Fair Value
Banks — (12.33)%
Bank of Hawaii Corp. (10,000) $ (799,000)
Canadian Imperial Bank of Commerce (5,700) (675,735)
Citigroup, Inc. (4,400) (582,780)
First Financial Bankshares , Inc. (17,250) (606,165)
First Horizon National Corp. (13,900) (356,396)
Huntington Bancshares, Inc. (19,057) (324,731)
Merchants Bancorp (20,000) (1,103,600)
Midland States Bankcorp , Inc. (26,841) (903,736)
New York Community Bancorp, Inc. (26,700) (379,674)
Northwest Bancshares, Inc. (9,142) (143,895)
Renasant Corp. (17,800) (775,546)
Stock Yards Bancorp, Inc. (6,519) (554,767)
Toronto-Dominion Bank (The) (15,000) (1,798,800)
Wells Fargo & Co. (9,000) (778,050)
(9,782,875)
Diversified Banks — (3.76)%
Bank of America Corp. (16,000) (991,200)
Bank of Montreal (4,000) (717,800)
U.S. Bancorp (20,300) (1,279,103)
(2,988,103)
Industrial Wholesale & Rental — (0.42)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (330,540)
Insurance Brokers — (0.70)%
Arthur J. Gallagher & Co. (2,220) (553,712)
Investment Banking & Brokerage — (0.77)%
Goldman Sachs Group, Inc. (The) (600) (611,028)
Investment Companies — (0.05)%
TriplePoint Venture Growth BDC Corp. (8,500) (38,420)
Investment Management — (1.26)%
BlackRock, Inc. (560) (610,618)
T. Rowe Price Group, Inc. (3,500) (391,125)
(1,001,743)
Life & Health Insurance — (0.85)%
Prudential Financial, Inc. (5,540) (676,323)
Life Insurance — (0.87)%
MetLife, Inc. (7,175) (689,733)
Mass Merchants — (0.43)%
Walmart, Inc. (3,000) (333,600)
Mortgage Finance — (1.89)%
AGNC Investment Corp. (76,800) (818,688)
Essent Group Ltd. (9,000) (593,640)
Federal National Mortgage Association
(a)
(15,600) (90,324)
(1,502,652)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS — SHORT — (27.50)% - continued Shares Fair Value
Non-Alcoholic Beverages — (0.01)%
Oatly Group AB - ADR
(a)
(782) $ (11,64 6 )
P&C Insurance — (2.27)%
American International Group, Inc. (12,000) (942,960)
NMI Holdings, Inc., Class A
(a)
(19,291) (854,591)
(1,797,551)
Packaged Food — 0.00%
Beyond Meat, Inc.
(a)
(1,600) (906)
Regional Banks — (1.89)%
KeyCorp (32,000) (722,880)
Truist Financial Corp. (15,000) (777,600)
(1,500,480)
Total Common Stocks - Short (Proceeds Received $18,026,481) (21,819,31 2 )
EXCHANGE-TRADED FUNDS — SHORT — (8.53)%
Direxion Daily Financial Bear 3X Shares (1,170) (38,458)
Global X Nasdaq 100 Covered Call ETF (188,900) (3,350,142)
Global X S&P 500 Covered Call ETF (82,000) (3,375,939)
Total Exchange-Traded Funds - Short (Proceeds Received $6,779,821) (6,764,539)
TOTAL SECURITIES SOLD SHORT — (36.03)% (Proceeds Received
$24,806,302) $ (28,583,8 51 )
(a) Non-income producing security.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund